Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Leases
Schedule of operating lease ROU assets and operating lease liabilities

	June 30,	December 31
	2024	2023
Operating Lease:
Operating lease right-of-use assets, net	$514,937	$575,227
Current portion of operating lease liabilities	$230,515	$223,929
Operating lease liabilities, net of current portion	$546,433	$663,099

December 31,
2023
Operating Lease:
Operating lease right-of-use assets, net	$575,227
Current portion of operating lease liabilities	$223,929
Operating lease liabilities, net of current portion	$663,099

Schedule of future minimum payments due

2024 (remaining period)	$129,396
2025	260,611
2026	250,152
2027	102,060
2028	93,555
Total lease payments	835,774
Less: Imputed interest	58,826
Present value of lease liabilities	$776,948

At June 30, 2024, the Company had the following future minimum payments due under the non-cancelable lease:

2024 (remaining period)	$129,396
2025	260,611
2026	250,152
2027	102,060
2028	93,555
Total minimum lease payments	$835,774

2024	$257,508
2025	260,611
2026	250,152
2027	102,060
2028	93,555
Total lease payments	963,886
Less: Imputed interest	76,858
Present value of lease liabilities	$887,028

At December 31, 2023, the Company had the following future minimum payments due under the non-cancelable lease:

2024	$257,508
2025	260,611
2026	250,152
2027	102,060
2028	93,555
Total minimum lease payments	$963,886

Schedule of cash paid and related right-of-use operating lease

Six Months Ended
June 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$128,112
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases	$110,080

Year Ended
December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$21,352
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases	$4,950